EQUITY-BASED COMPENSATION (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 13, 2021	Dec. 31, 2021 USD ($) plan $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of approved plans | plan		9
Accelerated vesting period	18 months
Expected term (in years)		7 years	7 years	7 years
Service period		4 years
Contractual term of awards		10 years
Risk-free rate		1.20%
Expected dividend rate		0.00%	0.00%	0.00%
Total equity-based compensation expense		$ 49,673	$ 3,342	$ 1,882
WUP Profits Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average remaining contractual term		9 years 6 months
Total unrecognized compensation cost		$ 1,400
Weighted-average period		1 year 1 month 6 days
Total fair value of vested		$ 2,000
Compensation expense		$ 1,700	$ 1,100	900
Earnout shares vested with the achievement | shares		4,733,000	12,619,000
WUP Restricted Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average remaining contractual term			8 years
Weighted-average period		8 months 12 days
Unrecognized compensation		$ 4,300
Vesting period		4 years
Vesting period after initial public offering		6 months
Vesting period after lock-up period		30 days
Compensation expense		$ 14,200	$ 0	0
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		7,300	0	0
Earnout Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost		$ 39,900
Weighted-average remaining contractual term, outstanding		1 year 3 months 18 days
Compensation expense		$ 18,000
Earnout shares vested with the achievement | shares		9,000,000
Profit Interest Based Award And Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period		1 year 8 months 12 days
Total equity-based compensation expense		$ 57,900
WUP Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate		0.00%
WUP Stock Option | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares authorized for issuance | shares		17,500,000
Weighted-average period		1 year 6 months
Vesting period		4 years
Aggregate intrinsic value		$ 0
Weighted-average remaining contractual term, outstanding		7 years 9 months 18 days
Weighted-average remaining contractual term for stock options		7 years 7 months 6 days
Total unrecognized compensation cost related to non-vested stock options		$ 6,300
Total fair value of stock options vested		8,900
Compensation expense		$ 8,500	$ 2,200	$ 1,000
2021 LTIP Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares authorized for issuance | shares		27,300,000
Weighted-average remaining contractual term for stock options		9 years 6 months
2021 LTIP Plan | Restricted interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost		$ 54,900
Weighted-average period		2 years 3 months 18 days
Earnout shares vested with the achievement | shares		8,411,000	0
Weighted average grant date fair value | $ / shares		$ 7.32
2021 LTIP Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost		$ 3,800
Weighted-average period		2 years 3 months 18 days
Total fair value of vested		$ 700
Weighted-average remaining contractual term for stock options		9 years 6 months
Aggregate intrinsic value of outstanding and exercisable		$ 0
Weighted average grant date fair value of stock options granted | $ / shares		$ 4.75
MIP Plan VII | Restricted interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares authorized for issuance | shares		4,700,000
MIP Plan VII | WUP Profits Interests
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate shares authorized for issuance | shares			31,300,000
Common Class A | Earnout Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of vested		$ 0
Common Class A | First share price vesting threshold | Earnout Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		5 years
Vesting milestone (in dollars per share) | $ / shares		$ 12.50
Minimum threshold days		20 days
Number of consecutive trading days		30 days
Common Class A | Second share price vesting threshold | Earnout Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting milestone (in dollars per share) | $ / shares		$ 15.00
Common Class A | Third share price vesting threshold | Earnout Share [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting milestone (in dollars per share) | $ / shares		$ 17.50